Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 34,255,308
Trading Account Assets, Trading Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	7,848,387
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,670,178
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,682,588
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 54,155